LEASES - Operating Lease Liabilities Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 37,982
2022	37,875
2023	36,192
2024	35,106
2025	26,841
Thereafter	227,409
Total	401,405
Less: Interest	168,900
Present value of lease liabilities	232,505	$ 186,928
Lease payments for leases signed but not yet commenced	$ 100